Shareholder Fees - Class P3 Shares - Voya Multi-Manager International Factors Fund - Class P3	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Total	none	none